Average Annual Total Returns		12 Months Ended	33 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	17.35%
AllianzIM U.S. Large Cap Buffer10 Feb ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.36%	17.26%
AllianzIM U.S. Large Cap Buffer10 Feb ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.36%	13.40%
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.41%	12.01%
AllianzIM U.S. Large Cap Buffer20 Feb ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	11.98%
AllianzIM U.S. Large Cap Buffer20 Feb ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	9.25%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.31%	21.09%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.31%	21.09%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.